FINANCIAL INSTRUMENTS - Level 2 financial instruments (Details) - Level 2 - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	$ 418	$ 271
Derivative financial liabilities, fair value	(427)	(245)
Total foreign exchange rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	60	119
Derivative financial liabilities, fair value	(126)	(90)
Other interest rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	11
Derivative financial assets, fair value	0
Derivative liability, notional amount	11
Derivative financial liabilities, fair value	0
Total interest rate instruments
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	0
Derivative financial liabilities, fair value	0
Forward purchase of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,351	1,187
Derivative financial assets, fair value	18	29
Derivative liability, notional amount	1,216	2,633
Derivative financial liabilities, fair value	(73)	(36)
Forward sale of contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,529	1,716
Derivative financial assets, fair value	26	42
Derivative liability, notional amount	138	705
Derivative financial liabilities, fair value	(21)	(4)
Currency swaps purchase
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	260	0
Derivative financial assets, fair value	9	0
Derivative liability, notional amount	0	500
Derivative financial liabilities, fair value	0	(41)
Exchange option purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,273	2,317
Derivative financial assets, fair value	7	38
Derivative liability, notional amount	1,074	1,030
Derivative financial liabilities, fair value	(4)	(4)
Exchange options sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	242	1,213
Derivative financial assets, fair value	0	10
Derivative liability, notional amount	2,375	1,418
Derivative financial liabilities, fair value	(28)	(5)
Total raw materials (base metal), freight, energy, emission rights
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, fair value	358	152
Derivative financial liabilities, fair value	(301)	(155)
Term contracts sales
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	1,307	250
Derivative financial assets, fair value	332	29
Derivative liability, notional amount	846	182
Derivative financial liabilities, fair value	(193)	(7)
Term contracts purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	213	419
Derivative financial assets, fair value	22	117
Derivative liability, notional amount	829	1,479
Derivative financial liabilities, fair value	(104)	(142)
Options sales/purchases
Disclosure of fair value measurement of assets [line items]
Derivative financial assets, notional amount	23	12
Derivative financial assets, fair value	4	6
Derivative liability, notional amount	37	10
Derivative financial liabilities, fair value	$ (4)	$ (6)